Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Disaggregation of Revenues
Disaggregation of revenues

	Notes		2018	2019
			RMB	RMB
Type of goods or services
Revenue from contracts with customers
Voice	(i	)	50,811	45,146
Internet	(ii	)	190,871	197,244
Information and application services	(iii	)	83,478	87,623
Telecommunications network resource and equipment services	(iv	)	20,211	21,978
Sales of goods and others	(v	)	27,450	17,906

Subtotal			372,821	369,897
Revenue from other sources	(vi	)	4,303	5,837

Total operating revenues			377,124	375,734

Timing of revenue recognition
A point in time			24,496	14,591
Over time			352,628	361,143

Total operating revenues			377,124	375,734

Notes:
(i)	Represent the aggregate amount of voice usage fees, installation fees and interconnections fees charged to customers for the provision of telephony services.
(ii)	Represent amounts charge d to customers for the provision of Internet access services.
(iii)
Represent primarily the aggregate amount of fees charged to customers for the provision of Internet data center service, system integration services,
e-Surfing
HD service, caller ID service and short messaging service and etc.

(iv)	Represent amounts charged to other domestic telecommunications operators and enterprise customers for the provision of telecommunications network resource and equipment services.
(v)	Represent primarily revenue from sales, and repair and maintenance of telecommunications equipment as well as the resale of mobile services (MVNO).
(vi)	Represent primarily revenue from property rental and other revenues.

Components of Operating Revenues
The components of the Group’s operating revenues are as follows:

2017
RMB
Voice	61,678
Internet	172,554
Information and application services	73,044
Telecommunications network resource and equipment services	19,125
Others	39,828

366,229